UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811- 06373

                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                Date of fiscal year end:        June 30, 2008

                Date of reporting period:       September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

The Registrant, Sit Mutual Funds, Inc., is comprised of:
         Sit International Growth Fund (Series A)
         Sit Balanced Fund (Series B)
         Sit Developing Markets Growth Fund (Series C)
         Sit Small Cap Growth Fund (Series D)
         Sit Dividend Growth Fund (Series G)

THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

========================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
========================================================================

------------------------------------------------------------------------
    QUANTITY     NAME OF ISSUER                         MARKET VALUE (1)
------------------------------------------------------------------------
COMMON STOCKS (97.5%) (2)
   AFRICA/ MIDDLE EAST (1.2%)
    ISRAEL (1.2%)
         12,400  Amdocs, Ltd., A.D.R.
                    (Tech. Services) (3)                        339,512
                                                       -----------------
   ASIA (31.8%)
    AUSTRALIA (8.0%)
         11,514  Australia and New Zealand Banking
                   Group (Finance)                              177,883
         47,051  BHP Billiton, Ltd. (Non-Energy
                    Minerals)                                 1,217,240
          3,800  Rio Tinto, A.D.R. (Non-Energy
                    Minerals)                                   948,100
                                                       -----------------
                                                              2,343,223
                                                       -----------------
    HONG KONG / CHINA (4.7%)
         65,800  Hongkong Land Holdings, Ltd. (Finance)         194,768
          8,528  HSBC Holdings, p.l.c. (Finance)                137,968
         18,600  HSBC Holdings, p.l.c. (Finance)                297,057
        222,000  Petrochina (Energy Minerals)                   230,457
         31,600  Sun Hung Kai Properties, Ltd.
                    (Finance)                                   325,631
          5,200  Suntech Power Holdings Co.
                    (Elec. Tech.) (3)                           186,524
                                                       -----------------
                                                              1,372,405
                                                       -----------------
    INDIA (0.4%)
          5,100  ICICI Bank Ltd. (Finance)                      119,952
                                                       -----------------

    JAPAN (18.1%)
          5,300  AFLAC, Inc., A.D.R. (Finance)                  311,375
         20,500  Asahi Breweries (Consumer
                    Non-Durables)                               359,294
         10,500  Canon, Inc. (Electronic Tech.)                 398,064
             54  East Japan Railway (Transportation)            402,712
          5,900  FANUC LTD. (Producer Mfg.)                     443,868
         11,200  Honda Motor Co., Ltd. (Producer Mfg.)          339,727
         14,200  Ito En, Ltd. (Consumer Non Durables)           184,321
          4,200  Ito En, Ltd. (Pfd.) (Consumer
                    Non Durables)                                43,765
         11,000  Kao Corp. (Consumer Non-Durables)              294,993
             46  KDDI Corp. (Communications)                    260,575
         13,000  Kirin Holdings Company, Ltd.
                    (Consumer Non-Durables)                     170,807
          7,000  Millea Holdings, Inc. (Finance)                256,997
         27,980  Mitsubishi  UFJ Financial Group, Inc.
                    (Finance)                                   243,993
         16,000  Mitsui O.S.K. Lines, Ltd.
                    (Transportation)                            139,014
            600  Nintendo Co., Ltd. (Consumer Durables)         254,504
         34,000  Nippon Oil Corp. (Energy Minerals)             171,213
          3,600  Sony Corp. (Consumer Durables)                 111,132
             42  Sumitomo Mitsui Financial Group, Inc.
                    (Finance)                                   263,326
          5,200  Takeda Pharmaceutical Co.
                    (Health Tech.)                              261,823
          5,200  Yamada Denki Co. (Retail Trade)                394,154
                                                       -----------------
                                                              5,305,657
                                                       -----------------
    SOUTH KOREA (0.6%)
            750  Samsung Electronics Co., G.D.R.
                   (Electronic Tech.)                           167,468
                                                       -----------------

   EUROPE (57.5%)
    AUSTRIA (0.5%)
          2,171  Raiffeisen Intl. Bank Holding A.G.
                    (Finance)                                   156,796
                                                       -----------------

========================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
========================================================================

------------------------------------------------------------------------
    QUANTITY     NAME OF ISSUER                         MARKET VALUE (1)
------------------------------------------------------------------------
    CZECH REPUBLIC (1.3%)
          5,600  Central European Media Enterprises,
                    Ltd. (Consumer Svcs.) (3)                   366,240
                                                       -----------------

    DENMARK (3.7%)
          3,300  Genmab A/S (Health Technology) (3)             189,211
         10,200  Vestas Wind Systems A/S
                   (Process Industries) (3)                     890,306
                                                       -----------------
                                                              1,079,517
                                                       -----------------
    FINLAND (0.6%)
          9,550  Nokia Corp., A.D.R.
                    (Electronic Tech.)                          178,107
                                                       -----------------

    FRANCE (9.0%)
          8,060  AXA (Finance)                                  263,838
          2,510  BNP Paribas (Finance)                          239,598
          4,784  Danone (Consumer Non-Durables)                 339,337
         10,600  Schlumberger, Ltd. (Industrial Svcs.)          827,754
          6,884  Total, S.A. (Energy Minerals)                  418,202
         13,610  Veolia Environment (Utilities)                 559,940
                                                       -----------------
                                                              2,648,669
                                                       -----------------
    GERMANY (8.1%)
          1,850  Allianz SE (Finance)                           253,631
          5,250  Fresenius AG (Health Tech.)                    382,075
          2,487  Muenchener Rueckver (Finance)                  375,150
          1,485  Puma AG (Consumer Durables)                    404,162
         10,892  SAP AG (Tech. Services)                        580,095
          3,896  Siemens AG (Producer Mfg.)                     363,406
                                                       -----------------
                                                              2,358,519
                                                       -----------------
    IRELAND (0.4%)
         21,920  Anglo Irish Bank Corp. (Finance) (3)           124,345
                                                       -----------------

    ITALY (1.6%)
         25,350  Azimut Holdings SpA (Finance) (3)              176,210
         36,400  Enel S.P.A. (Utilities) (3)                    303,855
                                                       -----------------
                                                                480,065
                                                       -----------------
    NETHERLANDS (3.7%)
         15,800  ASML Holding N.V.
                    (Electronic Technology)                     278,238
         10,500  CNH Global N.V. (Producer
                    Manufacturing)                              231,420
          2,300  Core Laboratories N.V.
                    (Industrial Svcs.) (3)                      233,036
          6,496  ING Groep N.V. (Finance)                       139,259
          7,180  Philips Electronics N.V.
                    (Consumer Durables)                         194,811
                                                       -----------------
                                                              1,076,764
                                                       -----------------
    NORWAY (1.3%)
         11,100  Telenor ASA (Communications) (3)               138,222
          6,400  Telenor, A.D.R. (Communications)               235,520
                                                       -----------------
                                                                373,742
                                                       -----------------
    POLAND (1.1%)
          7,200  Central European Distribution Corp.
                   (Consumer Non-Durables) (3)                  326,952
                                                       -----------------

    SPAIN (2.3%)
          7,600  Banco Bilbao Vizcaya, S.A. (Finance)           122,892
         22,675  Telefonica, S.A. (Communications)              539,155
                                                       -----------------
                                                                662,047
                                                       -----------------
    SWEDEN (0.9%)
         27,000  Ericsson, A.D.R. (Electronic Tech.)            254,610
                                                       -----------------

    SWITZERLAND (12.8%)
         18,700  ABB, Ltd., A.D.R. (Producer
                    Manufacturing)                              362,780
          3,325  Credit Suisse Group (Finance)                  155,284
          5,755  Kuehne & Nagel Intl. A.G.
                    (Transportation)                            383,989
         15,630  Nestle, S.A. (Consumer Non-Durables)           675,490

========================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
========================================================================

------------------------------------------------------------------------
    QUANTITY     NAME OF ISSUER                         MARKET VALUE (1)
------------------------------------------------------------------------
          7,600  Novartis, A.G. (Health Tech.)                  400,137
          2,146  Panalpina Welttransport Holding
                   (Transportation) (3)                         143,894
          3,045  Roche Holdings, A.G. (Health Tech.)            476,670
          5,100  Swiss Reinsurance (Finance)                    283,078
          1,760  Syngenta, A.G. (Process Industries)            371,156
          3,620  Synthes, Inc. (Health Tech.) (3)               500,799
                                                       -----------------
                                                              3,753,277
                                                       -----------------
    UNITED KINGDOM (10.2%)
         43,910  BAE Systems p.l.c.
                    (Producer Manufacturing)                    323,700
         35,800  Burberry Group, p.l.c. (Retail Trade)          253,142
          4,600  Diageo, p.l.c. (Consumer Non-Durables)         316,756
          7,100  GlaxoSmithkline, A.D.R. (Health Tech.)         308,566
         19,100  Pearson plc (Consumer Services)                208,190
          9,835  Reckitt Benckiser, p.l.c. (Consumer
                   Non-Durables)                                476,847
         28,988  Royal Bank of Scotland (Finance)                93,512
         68,390  Tesco, p.l.c. (Retail Trade)                   475,649
        184,359  Vodafone Group, p.l.c.
                    (Communications)                            407,142
         15,354  WPP Group p.l.c. (Consumer Svcs.)              124,191
                                                       -----------------
                                                              2,987,695
                                                       -----------------
   LATIN AMERICA (3.1%)
    ARGENTINA (1.3%)
          9,850  Tenaris S.A., A.D.R.
                    (Industrial Services)                       367,306
                                                       -----------------

    BRAZIL (0.3%)
          5,300  Companhia Vale do Rio Doce, A.D.R.
                   (Non-Energy Minerals)                        101,495
                                                       -----------------

    MEXICO (1.5%)
          3,700  NII Holdings, Inc.
                    (Communications) (3)                        140,304
         88,260  Wal-Mart de Mexico (Retail Trade)              309,090
                                                       -----------------
                                                                449,394
                                                       -----------------
   NORTH AMERICA (3.9%)
    CANADA (3.2%)
          9,300  Agrium, Inc. (Process Industries)              521,544
          4,900  Research In Motion, Ltd.
                    (Electronic Tech.) (3)                      334,670
          2,500  Rogers Communications, Inc.
                   (Communications)                              83,100
                                                       -----------------
                                                                939,314
                                                       -----------------
    UNITED STATES (0.7%)
         10,200  News Corp., Ltd., A.D.R.
                    (Consumer Svcs.)                            122,298
          5,529  VeriFone Holdings, Inc.
                    (Commercial Svcs.) (3)                       91,450
                                                       -----------------
                                                                213,748
                                                       -----------------

Total common stocks
    (cost: $25,919,655)                                      28,546,819
                                                       -----------------

CLOSED-END MUTUAL FUND (1.0%) (2)
          8,500  India Fund* (Consumer Svcs.)                   278,970
                                                       -----------------
    (cost: $215,143)

SHORT TERM SECURITIES (1.3%) (2)
        392,000  Sit Money Market Fund, 1.80% (4)               392,000
                                                       -----------------
    (cost: $392,000)

Total investments in securities
    (cost:  $26,526,798)                                    $29,217,789
                                                       =================

Other Assets and Liabilities, Net [+0.2%]                        71,453

                                                       -----------------
Total Net Assets                                            $29,289,242
                                                       =================


                                                       -----------------
Aggregate Cost                                               26,526,798
                                                       -----------------

Gross Unrealized Appreciation                                 6,486,678
Gross Unrealized Depreciation                                (3,795,687)
                                                       -----------------
Net Unrealized Appreciation(Depreciation)                     2,690,991
                                                       =================


Notes To Schedule of Investments
--------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                                AT VALUE
                                                       -------------------------
Level 1 - Quoted Prices                                               $9,372,119
Level 2 - Other Significant Observable Inputs                        $19,845,670
Level 3 - Significant Unobservable Inputs                                     --
--------------------------------------------------------------------------------
Total                                                                $29,217,789
================================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

=========================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
=========================================================================

-------------------------------------------------------------------------
QUANTITY/PAR            NAME OF ISSUER                    MARKET VALUE (1)
-------------------------------------------------------------------------
COMMON STOCKS (60.7%) (2)

  COMMUNICATIONS (2.2%)
                 2,200  AT&T, Inc.                                61,424
                 2,300  Crown Castle Intl. Corp. (3)              66,631
                 4,000  Verizon Communications, Inc.             128,360
                                                             ------------
                                                                 256,415
                                                             ------------
  CONSUMER DURABLES (0.3%)
                 2,200  Activision, Inc. (3)                      33,946
                                                             ------------

  CONSUMER NON-DURABLES (6.0%)
                 2,700  Coca-Cola Company                        142,776
                 1,300  Colgate-Palmolive Co.                     97,955
                   700  NIKE, Inc.                                46,830
                 2,600  PepsiCo, Inc.                            185,302
                 1,100  Philip Morris International, Inc.         52,910
                 2,000  The Procter & Gamble Co.                 139,380
                   300  VF Corp.                                  23,193
                                                             ------------
                                                                 688,346
                                                             ------------
  CONSUMER SERVICES (2.2%)
                 2,100  Comcast Corp.                             41,223
                 2,000  International Game Technology             34,360
                 2,400  McDonald's Corp.                         148,080
                 3,000  News Corp.                                35,970
                                                             ------------
                                                                 259,633
                                                             ------------
  ELECTRONIC TECHNOLOGY (7.1%)
                 1,400  Analog Devices, Inc.                      36,890
                   525  Apple Computer, Inc. (3)                  59,672
                 4,500  Applied Materials, Inc.                   68,085
                 1,900  Broadcom Corp. (3)                        35,397
                 7,400  Cisco Systems, Inc. (3)                  166,944
                 2,000  Corning, Inc.                             31,280
                 4,000  EMC Corp. (3)                             47,840
                 5,800  Intel Corp.                              108,634
                 1,200  IBM Corp.                                140,352
                 3,000  Qualcomm, Inc.                           128,910
                                                             ------------
                                                                 824,004
                                                             ------------
  ENERGY MINERALS (5.6%)
                 1,000  Murphy Oil Corp.                          64,140
                 2,000  Occidental Petroleum Corp.               140,900
                 5,400  Southwestern Energy Co. (3)              164,916
                   800  Suncor Energy, Inc.                       33,712
                 1,500  Ultra Petroleum Corp. (3)                 83,010
                   900  Valero Energy Corp.                       27,270
                 2,716  XTO Energy, Inc.                         126,349
                                                             ------------
                                                                 640,297
                                                             ------------
  FINANCE (5.7%)
                 2,100  Bank of New York Mellon Financial
                           Corp.                                  68,418
                    75  Chicago Mercantile Exchange
                           Holdings Inc.                          27,863
                 2,166  Citigroup, Inc.                           44,425
                 1,000  Franklin Resources, Inc.                  88,130
                   500  Goldman Sachs Group, Inc.                 64,000
                 2,100  JPMorgan Chase & Co.                      98,070
                   500  Morgan Stanley                            11,500
                   750  MetLife, Inc.                             42,000
                   600  PartnerRe, Ltd.                           40,854
                 1,000  Prudential Financial, Inc.                72,000
                 1,000  U.S. Bancorp                              36,020
                 1,600  Wells Fargo & Co.                         60,048
                                                             ------------
                                                                 653,328
                                                             ------------
  HEALTH SERVICES (1.1%)
                   600  McKesson Corp.                            32,286
                 1,200  Medco Health Solutions, Inc. (3)          54,000
                 1,700  UnitedHealth Group, Inc.                  43,163
                                                             ------------
                                                                 129,449
                                                             ------------
  HEALTH TECHNOLOGY (8.7%)
                 2,300  Abbott Laboratories                      132,434
                   600  Allergan, Inc.                            30,900
                 2,400  Celgene Corp. (3)                        151,872
                 2,300  Genentech, Inc. (3)                      203,964
                 1,500  Genzyme Corp. (3)                        121,335
                 2,200  Gilead Sciences, Inc. (3)                100,276
                   700  Johnson & Johnson                         48,496
                 1,800  Medtronic, Inc.                           90,180
                 1,700  Thermo Fisher Scientific, Inc.            93,500
                   500  Zimmer Holdings, Inc. (3)                 32,280
                                                             ------------
                                                               1,005,237
                                                             ------------
  INDUSTRIAL SERVICES (3.3%)
                 2,100  McDermott International, Inc.             53,655
                   450  Nabors Industries, Ltd. (3)               11,214
                 1,300  National-Oilwell Varco, Inc. (3)          65,299
                 1,000  Noble Corp.                               43,900
                 2,000  Schlumberger, Ltd.                       156,180
                   450  Transocean, Inc. (3)                      49,428
                                                             ------------
                                                                 379,676
                                                             ------------
  NON-ENERGY MINERALS (0.6%)
                   650  Allegheny Technologies, Inc.              19,208
                   800  Freeport-McMoRan Copper & Gold            45,480
                                                             ------------
                                                                  64,688
                                                             ------------
  PROCESS INDUSTRIES (2.6%)
                 1,150  Air Products and Chemicals, Inc.          78,763
                 1,000  Ecolab, Inc.                              48,520
                 1,700  Monsanto Co.                             168,266
                                                             ------------
                                                                 295,549
                                                             ------------

=========================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
=========================================================================

-------------------------------------------------------------------------
QUANTITY/PAR            NAME OF ISSUER                    MARKET VALUE (1)
-------------------------------------------------------------------------
  PRODUCER MANUFACTURING (5.1%)
                 2,900  ABB, Ltd.                                 56,260
                 1,400  Deere & Co.                               69,300
                 1,800  Emerson Electric Co.                      73,422
                   650  General Dynamics Corp.                    47,853
                 4,200  General Electric Co.                     107,100
                   700  ITT Industries, Inc.                      38,927
                   800  Lockheed Martin Corp.                     87,736
                 1,000  The Boeing Co.                            57,350
                   900  United Technologies Corp.                 54,054
                                                             ------------
                                                                 592,002
                                                             ------------
  RETAIL TRADE (2.4%)
                 3,700  CVS/Caremark Corp.                       124,542
                 1,600  Target Corp.                              78,480
                 1,200  Wal-Mart Stores, Inc.                     71,868
                                                             ------------
                                                                 274,890
                                                             ------------
  TECHNOLOGY SERVICES (5.6%)
                 2,200  Accenture Ltd.                            83,600
                 2,000  Adobe Systems, Inc. (3)                   78,940
                   250  Google, Inc. (3)                         100,130
                 4,400  Microsoft Corp.                          117,436
                 5,000  Oracle Corporation                       101,550
                   800  SAP AG                                    42,744
                 1,300  Visa, Inc.                                79,807
                 1,500  Western Union Co.                         37,005
                                                             ------------
                                                                 641,212
                                                             ------------
  TRANSPORTATION (1.3%)
                 1,200  Burlington Northern Sante Fe Corp.       110,916
                   625  United Parcel Service, Inc.               39,306
                                                             ------------
                                                                 150,222
                                                             ------------
  UTILITIES (0.9%)
                 2,900  Equitable Resources, Inc.                106,372
                                                             ------------

Total common stocks                                            6,995,266
  (cost: $6,293,476)                                         ------------

BONDS (34.2%) (2)

  ASSET-BACKED SECURITIES (5.9%)
                        Countrywide Home Loans:
               100,000   2006-S6 A3, 5.66%, 3/25/34               52,846
                25,000   2006-S6 A4, 5.80%, 3/25/34               16,855
                99,122   2006-S8 A2, 5.39%, 4/25/36               66,397
                74,800   2006-S9 A6, 5.59%, 8/25/36               29,792
                 9,103   2006-S10 A1, 5.43%, 10/25/36              8,266
                        GMAC Mortgage Corporation Loan Trust:
                90,000   2007-HE2 A4, 6.42%, 7/25/37              58,500
                75,000   2007-HE2 A5, 6.55%, 7/25/37              39,000
                25,000   2006-A4, 6.09%, 10/25/36                 13,250
                        Green Tree Financial Corp:
                25,624   1997-1 A6, 7.29%, 3/15/28                25,539
                27,826   1997-6 A10, 6.87%, 1/15/29               26,963
                29,237  Indymac Mfg. Housing,
                         1998-2 A2, 6.17%, 12/25/11               27,525
                        Origen Mfg. Housing:
                26,752   2001-A A5, 7.08%, 3/15/32                26,693
                17,227   2002-A A3, 6.17%, 5/15/23                16,682
                        Residential Funding:
                40,000   2003-HI2 A6, 4.76%, 7/25/28              37,296
               100,000   2006-HSA2 AI2, 5.50%, 3/25/36            59,265
                75,000   2006-HSA1 A4, 5.49%, 11/25/35            33,750
                50,000   2007-HI1 A3, 5.72%, 3/25/37              34,715
                75,000   2007-HSA2 A3, 5.75%, 12/25/25            50,820
                40,000   2006-HI2 A4, 6.20%, 2/25/36              22,450
                50,000  Structured Asset Securities Corp.
                         2005-4XS, 5.25%, 3/25/35                 30,060
                                                             ------------
                                                                 676,664
                                                             ------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (8.5%)
                        Bank of America Funding Corp:
                52,979   2003-2 1A1, 6.50%, 6/25/32               50,082
                38,836   2005-5 A11, 5.50%, 9/25/35               34,066
                50,000   2006-7 A12, 6.00%, 9/25/36               47,222
                        Countrywide Alternative Loan Trust:
                 6,611   2005-53T2 2A1, 6.00%, 11/25/35            5,529
               120,000   2005-24 A36, 5.50%, 11/25/35            106,418
                25,773  Federal Home Loan Mortgage Corp.,
                         3.25%, 4/15/32                           23,713
                        Federal National Mtg. Association:
                63,679   6.50%, 10/25/17                          65,686
                22,950   5.50%, 5/25/25                           22,757
                31,048   4.00%, 5/25/33                           29,381
               100,000   5.50%, 4/25/35                           98,079
                35,919   7.00%, 2/25/44                           38,240
                30,460  GSR Mortgage Loan Trust 2005-4F 5A2,
                          6.00%, 5/25/35                          27,716
                75,000  JPALT 2006-S3, 6.12%, 8/25/36             62,539
                40,960  Master Asset Securitization Trust
                         2003-4 CA1, 8.00%, 5/25/18               42,896
                        Residential Funding Mtg. Securities:
                44,925   2005-S6 A2, 5.25%, 8/25/35               35,644
                96,395   2006-S3 A8, 5.50%, 03/25/36              81,712
                95,023  Vendee Mtg. Tr., 2008-1 B, 8.21%,
                         3/15/25                                 103,634
                29,545  Washington Mutual Mtg. Pass-Through
                         2002-S8, 5.25%, 1/25/18                  28,889
                75,000  Wells Fargo Mortgage Backed
                         Securities 2002-S8, 6.00%, 10/25/36      73,077
                                                             ------------
                                                                 977,280
                                                             ------------

=========================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
=========================================================================

-------------------------------------------------------------------------
QUANTITY/PAR            NAME OF ISSUER                    MARKET VALUE (1)
-------------------------------------------------------------------------
  CORPORATE BONDS (7.6%)
                61,820  America West Airlines, 7.93%, 1/2/19      60,429
                25,000  Bank of NY Mellon MTN, 4.95%, 11/1/12     23,770
                50,000  Bard (C.R.), Inc., 6.70%, 12/1/26         49,976
               100,000  Continental Airlines, Inc., 6.56%,
                           2/15/12                                89,000
                50,000  JPM Chase Capital, 6.80%, 10/1/37         38,328
               100,000  JP Morgan Chase & Co., 6.40%, 5/15/38     86,455
               300,000  MBIA Insurance Co., 14.00%, 1/15/33      174,000
                35,000  MBNA Bank, 6.63%, 6/15/12                 33,881
                50,000  Midamerican Energy Hldgs, 8.48%,
                           9/15/28                                55,037
                91,524  Procter & Gamble ESOP, 9.36%, 1/1/21     113,113
                50,000  Prudential Financial, 7.77%, 8/10/18      40,000
                65,000  Susa Partnership (GE), 7.45%, 7/1/18      71,580
                50,000  Wells Fargo Co., 5.25%, 10/23/12          47,993
                                                             ------------
                                                                 883,562
                                                             ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION (3.2%)
                94,883  5.50%, 2/1/38                             94,454
                79,083  7.00%, 7/1/32                             82,820
                76,715  7.00%, 5/1/34                             80,341
                38,419  8.00%, 9/1/15                             41,017
                28,113  8.38%, 5/17/20                            30,670
                14,525  8.50%, 7/1/18                             15,737
                27,840  8.50%, 10/1/30                            30,230
                                                             ------------
                                                                 375,269
                                                             ------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.2%)
                45,891  7.00%, 5/1/32                             48,002
                80,305  7.15%, 10/1/30                            86,285
                16,176  7.50%, 6/1/32                             17,596
                58,123  7.50%, 4/1/33                             61,506
                16,182  8.00%, 12/1/27                            17,597
                54,834  8.00%, 2/1/31                             59,402
                29,356  8.47%, 4/15/26                            32,549
                18,707  9.50%, 5/1/27                             20,976
                 6,982  9.75%, 1/1/13                              7,612
                 6,053  10.25%, 6/15/13                            6,649
                12,548  11.00%, 12/1/12                           13,795
                                                             ------------
                                                                 371,969
                                                             ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.2%)
                47,167  7.00%, 12/15/24                           50,155
                96,206  8.00%, 7/15/24                           102,848
                78,522  8.375%, 3/15/31                           85,936
                 1,474  9.00%, 6/15/11                             1,586
                   385  9.00%, 6/15/09                               395
                 6,385  9.00%, 11/15/16                            6,980
                   928  9.50%, 5/20/16                             1,021
                 1,430  9.50%, 9/20/18                             1,584
                   514  11.25%, 10/15/11                             568
                                                             ------------
                                                                 251,073
                                                             ------------

  TAXABLE MUNICIPAL SECURITIES (0.8%)
               100,000  Academica Charter School, 8.00%,
                           8/15/24                                87,740
                 2,000  Bernalillo Multifamily,
                           Series 1998A, 7.50%, 9/20/20            2,108
                                                             ------------
                                                                  89,848
                                                             ------------
  U.S. GOVERNMENT SECURITIES (2.8%)
                        U.S. Treasury Strips, Zero Coupon:
               100,000   3.01% effective yield, 5/15/13           87,066
               200,000   4.74% effective yield, 8/15/20          116,923
               175,000   5.02% effective yield, 5/15/30           66,043
                54,518  U.S. Treasury inflation-protected
                         security, 2.38%, 1/15/27                 52,725
                                                             ------------
                                                                 322,757
                                                             ------------

  Total bonds                                                  3,948,422
    (cost: $4,521,505)                                      ------------

CLOSED-END MUTUAL FUNDS (3.1%) (2)
                 6,309  American Select Portfolio                 63,405
                 6,703  American Strategic, Inc.
                          Portfolio                               63,343
                16,970  American Strategic, Inc.
                          Portfolio II                           160,027
                 8,409  American Strategic, Inc.
                          Portfolio III                           71,308
                                                             ------------
  Total closed-end mutual funds                                  358,083
    (cost: $426,288)                                         ------------


SHORT-TERM SECURITIES (1.7%) (2)
               193,000  Sit Money Market Fund, 1.80% (4)         193,000
    (cost: $193,000)                                         ------------


Total investments in securities                              $11,494,771
    (cost: $11,434,269)                                      ============

Other Assets and Liabilities, Net [+0.3%]                         37,907

                                                             ------------
Total Net Assets                                             $11,532,678
                                                             ============


                                                             ------------
Aggregate Cost                                                11,434,269
                                                             ------------

Gross Unrealized Appreciation                                  1,361,882
Gross Unrealized Depreciation                                 (1,301,380)
                                                             ------------
Net Unrealized Appreciation(Depreciation)                         60,502
                                                             ============

Notes To Schedule of Investments
--------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                                AT VALUE
                                                       -------------------------
Level 1 - Quoted Prices                                               $7,546,349
Level 2 - Other Significant Observable Inputs                         $3,948,422
Level 3 - Significant Unobservable Inputs                                     --
--------------------------------------------------------------------------------
Total                                                                $11,494,771
================================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

===============================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited)
===============================================================================

-------------------------------------------------------------------------------
       QUANTITY  Name of Issuer                                MARKET VALUE (1)
-------------------------------------------------------------------------------

COMMON STOCKS (97.6%) (2)
    AFRICA/ MIDDLE EAST (7.1%)
      ISRAEL (4.7%)
          9,900  Amdocs, Ltd. (Technology Svcs.) (3)                  271,062
          7,100  NICE Systems Ltd., A.D.R. (Electronic Tech.) (3)     193,404
          5,700  Teva Pharmaceutical, A.D.R. (Health Tech.)           261,003
                                                                  ------------
                                                                      725,469
                                                                  ------------
    SOUTH AFRICA (2.4%)
          8,247  Bidvest Group, Ltd. (Consumer Services)              105,527
          6,900  Naspers, Ltd. (Consumer Services)                    136,284
          3,000  Sasol, A.D.R. (Energy Minerals)                      127,470
                                                                  ------------
                                                                      369,281
                                                                  ------------
    ASIA (50.5%)
      AUSTRALIA (5.5%)
          8,000  BHP Billiton, Ltd., A.D.R. (Non-Energy
                   Minerals)                                          415,920
          4,700  Rio Tinto (Non-Energy Minerals)                      316,696
            500  Rio Tinto, A.D.R, (Non-Energy Minerals)              124,750
                                                                  ------------
                                                                      857,366
                                                                  ------------
      CHINA / HONG KONG (19.6%)
        186,000  Ajisen China Holdings, Ltd.
                   (Consumer Services) (3)                            108,590
        130,000  China Communications Construction. Co.
                   (Transportation)                                   114,132
          5,333  China Life Insurance Co., A.D.R. (Utilities)         296,621
          5,900  China Mobile, Ltd. (Communications)                  295,472
        238,000  China Oilfield Services, Ltd. (Industrial Svcs.)     220,509
         68,000  China Railway Construction Corp.
                   (Producer Manufacturing) (3)                        89,786
         23,000  China Shenhua Energy Co. (Energy Minerals)            56,417
        660,000  China Water Affairs Group (Utilities) (3)            114,911
         18,200  ChinaEdu Corp., A.D.R. (Consumer Svcs.) (3)           74,438
        135,000  Huabao International Holdings, Ltd.
                   (Consumer Non-Durables)                            103,768
          3,500  New Oriental Education & Technology
                   Group, A.D.R.  (Consumer Svcs.) (3)                224,840
        158,000  PetroChina Co. (Energy Minerals)                     164,019
         95,308  Ports Design, Ltd. (Retail Trade)                    174,561
          6,000  Hong Kong Exchanges & Clearing (Finance)              73,899
         45,000  Hongkong Land Holdings, Ltd. (Finance)               133,200
         28,000  Li & Fung, Ltd. (Consumer Durables)                   68,517
         12,000  Sun Hung Kai Properties, Ltd. (Finance)              123,657
          6,600  Suntech Power Holdings Co., Ltd.,  A.D.R.
                   (Electronic Technology) (3)                        236,742
        158,000  Travelsky Technology, Ltd. (Consumer Svcs.)           78,482
         96,000  Tsingtao Brewery Co., Ltd. (Consumer Non-
                   Durables)                                          173,534
         86,000  Xinao Gas Holdings, Ltd. (Utlities)                  116,559
                                                                  ------------
                                                                    3,042,654
                                                                  ------------
      INDIA (3.9%)
          5,500  ICICI Bank, A.D.R. (Finance)                         129,360
          4,600  Infosys Technologies, Ltd., A.D.R. (Tech-
                   nology Svcs.)                                      153,226
          3,800  Reliance Industries, Ltd., G.D.R.
                   (Energy Minerals)                                  315,449
                                                                  ------------
                                                                      598,035
                                                                  ------------
      INDONESIA (1.3%)
         54,500  PT Astra International (Producer Mfg.)                97,215
          3,400  PT Telekomunikasi, A.D.R. (Communications)           101,252
                                                                  ------------
                                                                      198,467
                                                                  ------------
      PHILLIPINES (2.5%)
        826,500  Manila Water Co. (Utilities)                         295,074
        486,000  SM Prime Holdings, Inc. (Retail Trade)                87,483
                                                                  ------------
                                                                      382,557
                                                                  ------------
      SINGAPORE (1.3%)
         51,600  KS Energy Services, Ltd. (Energy Minerals)            53,735
         85,650  Starhub, Ltd. (Communications)                       155,321
                                                                  ------------
                                                                      209,056
                                                                  ------------

===============================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited)
===============================================================================

-------------------------------------------------------------------------------
       QUANTITY  Name of Issuer                                MARKET VALUE (1)
-------------------------------------------------------------------------------
      SOUTH KOREA (10.5%)
            725  Cheil Communications, Inc.
                   (Commercial Svcs.)                                 136,105
          9,007  Industrial Bank of Korea (Finance)                   105,222
          7,200  Korea Electric Power Corp. (Utilities)                89,208
          2,200  KB Financial Group (Finance)                          98,306
          1,900  KB Financial Group, A.D.R. (Finance)                  86,811
          2,800  POSCO, A.D.R. (Non-Energy Minerals)                  261,436
            980  Samsung Electronics (Electronic Tech.)               449,089
          5,600  Shinhan Financial Group (Finance)                    200,355
            310  Shinsegae Co., Ltd. (Retail Trade)                   146,314
          3,100  SK Telecom Co., A.D.R. (Communications)               58,342
                                                                  ------------
                                                                    1,631,188
                                                                  ------------
      TAIWAN (5.1%)
         83,766  Cathay Financial Holding Co., Ltd.
                   (Finance)                                          115,668
          6,500  High Tech Computer Corp.
                   (Electronic Technology)                            100,888
         36,254  Hon Hai Precision Industry Co., Ltd. G.D.R.
                   (Electronic Technology)                            252,328
         14,904  Hon Hai Precision Industry Co. , Ltd.
                   (Electronic Technology)                             53,382
        111,923  Taiwan Semiconductor Co. (Electronic Tech.)          187,699
          9,414  Taiwan Semiconductor Manufacturing
                   Co., Ltd., A.D.R. (Electronic Tech.)                88,213
                                                                  ------------
                                                                      798,178
                                                                  ------------
      THAILAND (0.8%)
         42,000  Bangkok Bank Public Co., Ltd. (Finance)              128,679
                                                                  ------------

    EUROPE (16.3%)
      AUSTRIA (0.9%)
          1,850  Raiffeisen Intl. Bank Hldg. AG (Finance)             133,618
                                                                  ------------

      CZECH REPUBLIC (3.4%)
          4,000  Central European Media Enterprises, Ltd.
                   (Consumer Services) (3)                            261,600
          4,200  CEZ (Utilities)                                      260,945
                                                                  ------------
                                                                      522,545
                                                                  ------------
      POLAND (2.2%)
          7,700  Central European Distribution Corp. (3)
                   (Consumer Non-Durables)                            349,657
                                                                  ------------

      RUSSIA (8.4%)
         13,800  Gazprom, A.D.R. (Energy Minerals)                    427,110
          1,500  Gazprom, A.D.R. (Energy Minerals)                     46,950
          3,000  Mobile Telesystems, A.D.R. (Communications)          168,030
          2,700  LUKOIL, A.D.R. (Energy Minerals)                     157,950
          7,200  Uralkali, G.D.R. (Process Industries) (3)            218,736
         14,000  Vimpel Communications, A.D.R.
                   (Communications)                                   284,200
                                                                  ------------
                                                                    1,302,976
                                                                  ------------
      TURKEY (0.7%)
          5,900  Tupras-Turkiye Petrol Rafinerileri A.S.
                   (Energy Minerals)                                  107,629
                                                                  ------------

      UNITED KINGDOM (0.7%)
          3,448  Anglo American p.l.c. (Non-Energy Minerals)          116,472
                                                                  ------------

    LATIN AMERICA (23.7%)
      ARGENTINA (2.1%)
          8,550  Tenaris, A.D.R. (Industrial Svcs.)                   318,830
                                                                  ------------

      BRAZIL (12.6%)
         19,200  AES Tiete S.A. (Utilities)                           155,384
         15,080  Banco Bradesco S.A. (Finance)                        240,510
          2,100  Companhia Brasileira de Distribuicao Grupo
                   Pao de Acucar, A.D.R. (Retail Trade)                73,416
          3,600  Companhia de Bebidas das Americas
                   (Consumer Non-Durables)                            196,596
         22,300  Companhia Vale do Rio Doce, A.D.R.
                   (Non-Energy Minerals)                              427,045

===============================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited)
===============================================================================

-------------------------------------------------------------------------------
       QUANTITY  Name of Issuer                                MARKET VALUE (1)
-------------------------------------------------------------------------------
          3,883  Embraer de Aeronautica, A.D.R.
                   (Producer Mfg.)                                    104,880
         34,680  Petrobras (Energy Minerals)                          629,849
          3,000  Petrobras, A.D.R. (Energy Minerals)                  131,850
                                                                  ------------
                                                                    1,959,530
                                                                  ------------
      MEXICO (8.0%)
         10,000  America Movil, A.D.R. (Communications)               463,600
          6,400  Grupo Televisa S.A., A.D.R. (Consumer Svcs.)         139,968
          4,200  Homex, A.D.R. (Consumer Durables) (3)                185,724
          3,400  NII Holdings, Inc. (Communications) (3)              128,928
          2,800  Telefonos de Mexico, A.D.R.
                   (Communications)                                    72,100
         72,540  Wal-Mart de Mexico (Retail Trade)                    254,038
                                                                  ------------
                                                                    1,244,358
                                                                  ------------
      PERU (1.0%)
          8,400  Southern Copper Corp.
                   (Non-Energy Minerals)                              160,272
                                                                  ------------


Total common stocks                                                15,156,817
      (cost:  $11,965,665)                                        ------------

CLOSED-END MUTUAL FUND (1.0%) (2)
          4,900  India Fund* (Consumer Services)                      160,818
      (cost: $115,283)                                            ------------

SHORT-TERM SECURITIES (4.1%) (2)
        642,000  Sit Money Market Fund, 1.80% (4)                     642,000
      (cost: $642,000)                                            ------------

Total investments in securities
      (cost: $12,722,948)                                         $15,959,635
                                                                  ============

Other Assets and Liabilities, Net [+2.8%]                            (435,028)

                                                                  ------------
Total Net Assets                                                  $15,524,607
                                                                  ============


                                                                  ------------
Aggregate Cost                                                     12,722,948
                                                                  ------------

Gross Unrealized Appreciation                                       4,978,397
Gross Unrealized Depreciation                                      (1,741,710)
                                                                  ------------
Net Unrealized Appreciation(Depreciation)                           3,236,687
                                                                  ============

Notes To Schedule of Investments
--------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                               AT VALUE
                                                       -------------------------
Level 1 - Quoted Prices                                            $ 10,648,860
Level 2 - Other Significant Observable Inputs                      $  5,310,775
Level 3 - Significant Unobservable Inputs                                    --
--------------------------------------------------------------------------------
Total                                                              $ 15,959,635
================================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

============================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2008
============================================================================

----------------------------------------------------------------------------
         QUANTITY  NAME OF ISSUER                           MARKET VALUE (1)
----------------------------------------------------------------------------
COMMON STOCKS (95.8%) (2)
    COMMERCIAL SERVICES (1.0%)
           15,100  FactSet Research Systems, Inc.                   788,975
                                                            ----------------
    COMMUNICATIONS (3.3%)
            5,200  NII Holdings, Inc. (3)                           197,184
           66,750  SBA Communications Corp. (3)                   1,726,823
           62,900  Time Warner Telecom, Inc. (3)                    653,531
                                                            ----------------
                                                                  2,577,538
                                                            ----------------
    CONSUMER DURABLES (1.2%)
            5,200  Polaris Industries, Inc.                         236,548
           24,800  Tupperware Brands Corp.                          685,224
                                                            ----------------
                                                                    921,772
                                                            ----------------
    CONSUMER NON-DURABLES (2.4%)
           18,900  Central European Distribution Corp. (3)          858,249
           33,800  Hansen Natural Corp. (3)                       1,022,450
                                                            ----------------
                                                                  1,880,699
                                                            ----------------
    CONSUMER SERVICES (2.6%)
            8,275  Capella Education Co. (3)                        354,667
           17,000  DeVry, Inc.                                      842,180
           12,300  Life Time Fitness, Inc. (3)                      384,621
            2,400  Strayer Education, Inc.                          480,624
                                                            ----------------
                                                                   2,062,092
                                                            ----------------
    ELECTRONIC TECHNOLOGY (10.9%)
           49,900  Arris Group, Inc. (3)                            385,727
           17,900  Ciena Corp. (3)                                  180,432
           44,600  CommScope, Inc. (3)                            1,544,944
           35,100  Intersil Corp.                                   581,958
            2,100  Itron, Inc. (3)                                  185,913
           59,400  Microsemi Corp. (3)                            1,513,512
           37,500  MICROS Systems, Inc. (3)                         999,750
           28,000  Silicon Laboratories, Inc. (3)                   859,600
          112,850  Sonus Networks, Inc. (3)                         325,008
           18,500  Synaptics, Inc. (3)                              559,070
           30,300  Trimble Navigation, Ltd. (3)                     783,558
           25,200  Varian Semiconductor Equip.
                        Assoc., Inc. (3)                            633,024
                                                            ----------------
                                                                  8,552,496
                                                            ----------------
    ENERGY MINERALS (6.9%)
           50,200  Arena Resources, Inc. (3)                      1,950,270
          121,300  Cano Petroleum, Inc. (3)                         280,203
            7,000  Carrizo Oil & Gas, Inc. (3)                      253,890
           57,900  Frontier Oil Corp.                             1,066,518
            5,900  GMX Resources, Inc. (3)                          282,020
           17,500  PetroQuest Energy, Inc. (3)                      268,625
           41,800  Southwestern Energy Co. (3)                    1,276,572
                                                            ----------------
                                                                  5,378,098
                                                            ----------------
    FINANCE (9.2%)
           16,975  Affiliated Managers Group, Inc. (3)            1,406,379
           42,100  Aspen Insurance Holdings, Ltd.                 1,157,750
           47,000  Boston Private Financial Holdings, Inc.          410,780
           13,200  FCStone Group, Inc. (3)                          237,468
           27,500  Hanover Insurance Group, Inc.                  1,251,800
            7,800  Mercury General Corp.                            427,050
           26,300  National Financial Partners Corp.                394,500
          104,600  TCF Financial Corp.                            1,882,800
                                                            ----------------
                                                                  7,168,527
                                                            ----------------
    HEALTH SERVICES (6.4%)
           28,200  Allscripts Healthcare Solutions, Inc. (3)        350,808
           10,400  Covance, Inc. (3)                                919,464
           11,300  Healthways, Inc. (3)                             182,269
            7,100  Pharmaceutical Product Development, Inc.         293,585
           30,500  Psychiatric Solutions, Inc. (3)                1,157,475
           21,800  Stericycle, Inc. (3)                           1,284,238
           28,200  VCA Antech, Inc. (3)                             831,054
                                                            ----------------
                                                                  5,018,893
                                                            ----------------
    HEALTH TECHNOLOGY (19.5%)
           13,600  Alexion Pharmaceuticals, Inc. (3)                534,480
           56,400  Amylin Pharmaceuticals, Inc. (3)               1,140,408
           13,700  BioMarin Pharmaceutical, Inc. (3)                362,913
           18,200  Celgene Corp. (3)                              1,151,696
           57,010  CryoLife, Inc. (3)                               747,971

============================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2008
============================================================================

----------------------------------------------------------------------------
         QUANTITY  NAME OF ISSUER                           MARKET VALUE (1)
----------------------------------------------------------------------------
           41,900  ev3, Inc. (3)                                    420,676
           16,300  Gen-Probe, Inc. (3)                              864,715
           26,700  Hansen Medical, Inc. (3)                         358,848
           38,600  Hologic, Inc. (3)                                746,138
           24,200  ICON, A.D.R. (3)                                 925,650
            4,300  Intuitive Surgical, Inc. (3)                   1,036,214
           49,600  NuVasive, Inc. (3)                             2,446,768
           49,600  PerkinElmer, Inc.                              1,238,512
           29,796  SurModics, Inc. (3)                              938,276
            6,400  Techne Corp. (3)                                 461,568
           37,400  Thoratec Corp. (3)                               981,750
            8,200  United Therapeutics Corp. (3)                    862,394
                                                            ----------------
                                                                 15,218,977
                                                            ----------------
    INDUSTRIAL SERVICES (7.2%)
           18,000  Atwood Oceanics, Inc. (3)                        655,200
           20,700  Chicago Bridge & Iron Co.                        398,268
           13,400  Core Laboratories (3)                          1,357,688
           49,800  Flotek Industries, Inc. (3)                      547,800
           17,700  Lufkin Industries, Inc.                        1,404,495
           19,200  McDermott International, Inc. (3)                490,560
           22,000  URS Corp. (3)                                    806,740
                                                            ----------------
                                                                  5,660,751
                                                            ----------------
    NON-ENERGY MINERALS (1.1%)
            8,500  Haynes International, Inc. (3)                   398,055
           25,200  RTI International Metals, Inc. (3)               492,912
                                                            ----------------
                                                                    890,967
                                                            ----------------
    PROCESS INDUSTRIES (1.6%)
           31,979  Darling International, Inc. (3)                  355,287
           58,900  Landec Corp. (3)                                 482,391
           14,700  Terra Industries, Inc.                           432,180
                                                            ----------------
                                                                  1,269,858
                                                            ----------------
    PRODUCER MANUFACTURING (9.3%)
           18,725  AMETEK, Inc.                                     763,418
           17,800  Ampco-Pittsburgh Corp.                           461,020
            6,400  Anixter International, Inc. (3)                  380,864
           23,700  IDEX Corp.                                       735,174
           17,050  Kaydon Corp.                                     768,273
           11,400  LSB Industries, Inc. (3)                         157,890
           31,386  Rofin-Sinar Technologies, Inc. (3)               960,725
           11,600  Roper Industries, Inc.                           660,736
           16,100  Teledyne Technologies, Inc. (3)                  920,276
            6,400  Teleflex, Inc.                                   406,336
           30,100  Woodward Governor Co.                          1,061,627
                                                            ----------------
                                                                  7,276,339
                                                            ----------------
    RETAIL TRADE (2.1%)
           18,200  Dicks Sporting Goods, Inc. (3)                   356,356
           36,500  GameStop Corp. (3)                             1,248,665
                                                            ----------------
                                                                  1,605,021
                                                            ----------------
    TECHNOLOGY SERVICES (9.2%)
           55,500  ANSYS, Inc. (3)                                2,101,785
           35,300  Citrix Systems, Inc. (3)                         891,678
           23,000  Concur Technologies, Inc. (3)                    879,980
           96,450  Informatica Corp. (3)                          1,252,885
           17,800  j2 Global Communications, Inc. (3)               415,630
           38,800  Quest Software, Inc. (3)                         492,372
           15,600  Syntel, Inc.                                     382,200
           30,200  The Ultimate Software Group, Inc. (3)            815,400
                                                            ----------------
                                                                  7,231,930
                                                            ----------------
    TRANSPORTATION (0.8%)
           36,200  UTI Worldwide, Inc.                              616,124
                                                            ----------------

    UTILITIES (1.1%)
           23,700  Equitable Resources, Inc.                        869,316
                                                            ----------------

Total common stocks
      (cost: $73,308,374)                                        74,988,373
                                                            ----------------

SHORT-TERM SECURITIES (4.1%) (2)
        3,239,000  Sit Money Market Fund, 1.80% (4)               3,239,000
                                                            ----------------
      (cost:  $3,239,000)


Total investments in securities
      (cost: $76,547,374)                                       $78,227,373
                                                            ================

Other Assets and Liabilities, Net [+0.1%]                            77,922

                                                            ----------------
Total Net Assets                                                $78,305,295
                                                            ================


                                                            ----------------
Aggregate Cost                                                   76,547,374
                                                            ----------------

Gross Unrealized Appreciation                                    14,377,693
Gross Unrealized Depreciation                                   (12,697,694)
                                                            ----------------
Net Unrealized Appreciation(Depreciation)                         1,679,999
                                                            ================


Notes To Schedule of Investments
--------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                               AT VALUE
                                                       -------------------------
Level 1 - Quoted Prices                                              $78,227,373
Level 2 - Other Significant Observable Inputs                                 --
Level 3 - Significant Unobservable Inputs                                     --
--------------------------------------------------------------------------------
Total                                                                $78,227,373
================================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

===============================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited)
===============================================================================

-------------------------------------------------------------------------------
      QUANTITY   NAME OF ISSUER                                MARKET VALUE (1)
-------------------------------------------------------------------------------
COMMON STOCKS (97.2%) (2)

   COMMUNICATIONS (4.1%)
        10,700   Rogers Communications, Inc.                          355,668
         5,000   Telefonica S.A.                                      357,450
        34,000   Verizon Communications, Inc.                       1,091,060
                                                                  ------------
                                                                    1,804,178
                                                                  ------------
   CONSUMER DURABLES (0.6%)
        14,600   Mattel, Inc.                                         263,384
                                                                  ------------

   CONSUMER NON-DURABLES (11.5%)
         9,600   Colgate-Palmolive Co.                                723,360
         8,200   Diageo p.l.c.                                        564,652
         8,800   General Mills, Inc.                                  604,736
         7,800   Kimberly-Clark Corp.                                 505,752
        11,600   PepsiCo, Inc.                                        826,732
         4,600   Philip Morris International, Inc.                    221,260
        17,400   Procter & Gamble Co.                               1,212,606
         6,300   VF Corp.                                             487,053
                                                                  ------------
                                                                    5,146,151
                                                                  ------------
   CONSUMER SERVICES (2.0%) (2)
         9,100   McDonald's Corp.                                     561,470
        29,600   Pearson, A.D.R.                                      322,640
                                                                  ------------
                                                                      884,110
                                                                  ------------
   ELECTRONIC TECHNOLOGY (7.1%)
        11,900   Analog Devices, Inc.                                 313,565
        27,300   Applied Materials, Inc.                              413,049
        36,000   Intel Corp.                                          674,280
         7,000   International Business Machines Corp.                818,720
        14,800   Qualcomm, Inc.                                       635,956
        14,200   Xilinx, Inc.                                         332,990
                                                                  ------------
                                                                    3,188,560
                                                                  ------------
   ENERGY MINERALS (10.4%)
        17,600   Atlas Energy Resources, LLC                          454,080
        10,100   Chevron Corp.                                        833,048
        17,900   Marathon Oil Corp.                                   713,673
        16,200   Occidental Petroleum Corp.                         1,141,290
         7,700   Sasol, A.D.R.                                        327,173
        13,100   Total S.A.                                           794,908
         7,875   XTO Energy, Inc.                                     366,345
                                                                  ------------
                                                                    4,630,517
                                                                  ------------
   FINANCE (18.8%)
        14,200   ACE, Ltd.                                            768,646
        12,400   AllianceBernstein Holding, LP                        458,924
        15,400   Apollo Investment Corp.                              262,570
        17,200   Aspen Insurance Holdings, Ltd.                       473,000
         7,800   Bank of New York Mellon Corp.                        254,124
        21,700   Citigroup, Inc.                                      445,067
         3,500   Franklin Resources, Inc.                             308,455
        14,200   HCC Insurance Holdings, Inc.                         383,400
        10,000   Invesco, Ltd.                                        209,800
         9,450   J.P. Morgan Chase & Co.                              441,315
        12,500   Lincoln National Corp.                               535,125
        11,200   Macquarie Infrastructure Co. Trust                   147,952
         8,600   Morgan Stanley                                       197,800
        21,100   New York Community Bancorp, Inc.                     354,269
         9,400   PartnerRe, Ltd.                                      640,046
         4,500   Prudential Financial, Inc.                           324,000
        14,600   TCF Financial Corp.                                  262,800
        15,800   U.S. Bancorp                                         569,116
        17,000   Validus Holdings, Ltd.                               395,250
        19,400   Wells Fargo & Co.                                    728,082
         6,200   Zenith National Insurance Corp.                      227,168
                                                                  ------------
                                                                    8,386,909
                                                                  ------------
   HEALTH SERVICES (2.9%)
         8,900   McKesson Corp.                                       478,909
         4,700   Owens & Minor, Inc.                                  227,950
         7,200   Pharmaceutical Product Dev., Inc.                    297,720
         6,900   Quality Systems, Inc.                                291,594
                                                                  ------------
                                                                    1,296,173
                                                                  ------------
   HEALTH TECHNOLOGY (10.9%)
        12,300   Abbott Laboratories                                  708,234
        10,000   Becton, Dickinson & Co.                              802,600
         4,000   C.R. Bard, Inc.                                      379,480
         9,650   Eli Lilly and Co.                                    424,889
        17,400   Johnson & Johnson, Inc.                            1,205,472
        11,100   Medtronic, Inc.                                      556,110
         8,700   Novartis AG, A.D.R.                                  459,708

===============================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited)
===============================================================================

-------------------------------------------------------------------------------
      QUANTITY   NAME OF ISSUER                                MARKET VALUE (1)
-------------------------------------------------------------------------------
        13,400   PerkinElmer, Inc.                                    334,598
                                                                  ------------
                                                                    4,871,091
                                                                  ------------
   INDUSTRIAL SERVICES (2.9%)
         4,900   Diamond Offshore Drilling, Inc.                      504,994
        14,300   Halliburton Co.                                      463,177
         4,000   Lufkin Industries, Inc.                              317,400
                                                                  ------------
                                                                    1,285,571
                                                                  ------------
   NON-ENERGY MINERALS (0.9%)
         9,200   Southern Peru Copper Corp.                           175,536
         8,500   Teck Cominco, Ltd.                                   247,520
                                                                  ------------
                                                                      423,056
                                                                  ------------
   PROCESS INDUSTRIES (0.7%)
         5,800   Compass Minerals International, Inc.                 303,862
                                                                  ------------

   PRODUCER MANUFACTURING (10.9%)
        27,700   ABB, Ltd., A.D.R.                                    537,380
        11,700   Deere & Co.                                          579,150
        13,600   Emerson Electric Co.                                 554,744
         6,100   General Dynamics Corp.                               449,082
        37,000   General Electric Co.                                 943,500
         8,600   Honeywell International Inc.                         357,330
         6,000   Lockheed Martin Corp.                                658,020
         3,600   Teleflex, Inc.                                       228,564
         9,200   United Technologies Corp.                            552,552
                                                                  ------------
                                                                    4,860,322
                                                                  ------------
   RETAIL TRADE (2.6%)
         7,000   Best Buy Co., Inc.                                   262,500
         3,700   Costco Wholesale Corp.                               240,241
         6,600   Target Corp.                                         323,730
        11,200   TJX Co                                               341,824
                                                                  ------------
                                                                    1,168,295
                                                                  ------------
   TECHNOLOGY SERVICES (4.1%)
        12,100   Accenture, Ltd.                                      459,800
         5,500   Automatic Data Processing, Inc.                      235,125
        35,800   Microsoft Corp.                                      955,502
         7,422   Syntel, Inc.                                         181,839
                                                                  ------------
                                                                    1,832,266
                                                                  ------------
   TRANSPORTATION (3.4%)
         4,700   Burlington Northern Santa Fe Corp.                   434,421
         4,900   C.H. Robinson Worldwide                              249,704
        10,000   Eagle Bulk Shipping, Inc.                            139,400
         7,100   Expeditors Intl. of Washington, Inc.                 247,364
         7,050   United Parcel Service, Inc.                          443,375
                                                                  ------------
                                                                    1,514,264
                                                                  ------------
   UTILITIES (3.4%)
         8,800   Energy Transfer Equity, LP                           191,400
         8,200   Equitable Resources, Inc.                            300,776
         7,000   Exelon Corp.                                         438,340
        11,900   Holly Energy Partners                                357,476
         8,700   MarkWest Energy Partners, LP                         219,936
                                                                  ------------
                                                                    1,507,928
                                                                  ------------

Total common stocks                                                43,366,637
   (cost: $45,832,008)                                            ------------


CONVERTIBLE BONDS (0.7%) (2)
       375,000   Flotek Industries, 5.25%, 2/15/28                    302,344
                                                                  ------------
   (cost: $375,587)

CLOSED-END MUTUAL FUNDS (0.9%) (2)
        18,150   Kayne Anderson MLP Invest. Co.                       419,083
                                                                  ------------
   (cost: $535,015)

SHORT-TERM SECURITIES (0.0%) (2)
         1,000   Sit Money Market Fund, 1.80% (3)                       1,000
   (cost: $1,000)                                                 ------------


Total investments in securities
   (cost: $46,743,610)                                            $44,089,064
                                                                  ============

Other Assets and Liabilities, Net [+1.2%]                             517,181

                                                                  ------------
Total Net Assets                                                  $44,606,245
                                                                  ============


                                                                  ------------
Aggregate Cost                                                     46,743,610
                                                                  ------------

Gross Unrealized Appreciation                                       1,992,466
Gross Unrealized Depreciation                                      (4,647,011)
                                                                  ------------
Net Unrealized Appreciation(Depreciation)                          (2,654,545)
                                                                  ============

Notes To Schedule of Investments
--------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                               AT VALUE
                                                       -------------------------
Level 1 - Quoted Prices                                            $ 43,786,720
Level 2 - Other Significant Observable Inputs                      $    302,344
Level 3 - Significant Unobservable Inputs                                    --
--------------------------------------------------------------------------------
Total                                                              $ 44,089,064
================================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES.
        ------------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. Sit Mutual Funds, Inc.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 24, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 24, 2008



By:      /s/ Roger J. Sit
         ----------------------------
         Roger J. Sit
         Chairman

Date:    November 24, 2008